Noncontrolling interest (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014 funds	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014 funds	Dec. 31, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Number of Consolidated Funds	1												1
Total, beginning of period				$ 584,169				$ 434,280					$ 584,169	$ 434,280
Issuance of shares													68,200	150,690
Income (loss) attributable to third parties	(61,209)	(53,069)	35,305	43,509	27,526	45,694	(60,976)	(2,549)	(27,206)	56,746	(45,360)	0	(35,464)	9,695	(15,820)
Adjustment to noncontrolling interest as a result of deconsolidation													(78,354)
Redemption of shares														(10,496)
Total, end of period	538,551				584,169				434,280				538,551	584,169	434,280
Redeemable Noncontrolling Interest
Noncontrolling Interest [Line Items]
Total, beginning of period				86,512				0					86,512	0
Issuance of shares													68,200	92,190
Income (loss) attributable to third parties													3,598	4,818
Adjustment to noncontrolling interest as a result of deconsolidation													(78,354)
Redemption of shares														(10,496)
Total, end of period	79,956				86,512								79,956	86,512
Noncontrolling Interest
Noncontrolling Interest [Line Items]
Total, beginning of period				497,657				434,280					497,657	434,280
Issuance of shares													0	58,500
Income (loss) attributable to third parties													(39,062)	4,877
Adjustment to noncontrolling interest as a result of deconsolidation													0
Redemption of shares														0
Total, end of period	$ 458,595				$ 497,657								$ 458,595	$ 497,657
PaCRe Funds
Noncontrolling Interest [Line Items]
Company's equity interest in PacRe (percent)	10.00%				10.00%								10.00%	10.00%
Noncontrolling interest, equity in PacRe (percent)	90.00%				90.00%								90.00%	90.00%